Other financial liabilities (Details Textual)													1 Months Ended																					12 Months Ended
	May 14, 2018 CLP ($)	Jul. 27, 2017	Apr. 13, 2017 CLP ($)	Jul. 07, 2016 CLP ($)	Jul. 15, 2015 CLP ($)	Oct. 15, 2014 EUR (€)	Sep. 04, 2014 USD ($)	Apr. 25, 2013 CLP ($)	Jul. 27, 2012 CLP ($)	Apr. 25, 2012 CLP ($)	Jul. 11, 2011 USD ($)	Jul. 07, 2011 USD ($)	Jun. 22, 2018 CLP ($)	Jun. 18, 2018 USD ($)	May 17, 2018 CLP ($)	Apr. 26, 2018 CLP ($)	Apr. 23, 2018 USD ($)	Apr. 17, 2018 CLP ($)	Feb. 28, 2018 CLF ( )	Jan. 29, 2018 CLP ($)	Dec. 18, 2017 CLP ($)	Jun. 26, 2017 CLP ($)	May 26, 2017 USD ($)	Sep. 15, 2016 USD ($)	Aug. 25, 2016 CLP ($)	May 26, 2016 CLP ($)	Apr. 20, 2016 CLP ($)	Jun. 17, 2015 USD ($)	Apr. 24, 2015 CLP ($)	Apr. 20, 2015 USD ($)	Apr. 24, 2014 CLP ($)	Mar. 23, 2009 CLP ($)	Oct. 18, 2004 CLP ($)	Dec. 31, 2018 CLP ($)	Jul. 03, 2018 CLP ($)	Jul. 03, 2017 USD ($)	Dec. 28, 2012 USD ($)	Dec. 31, 2004 CLP ($)	Dec. 31, 2018 CLF ( )	Oct. 08, 2018 CLP ($)	Oct. 08, 2018 CLF ( )	Jul. 03, 2018 USD ($)	Jul. 14, 2017	Jun. 28, 2013 USD ($)	Jun. 28, 2007 CLF ( )	Oct. 18, 2004 CLF ( )
Disclosure of other financial liabilities [Line Items]
Notional amount	$ 6,860,000																					$ 68,877,500																								2,000,000
Borrowings, maturity																																	maturing on December 1, 2024
Financial Ratios Compliance Description																																		- Maintain a Financial Expense Coverage not less than 3, calculated as the relationship between Gross Margin less Marketing costs, Distribution and Administration expenses, plus Other income by function, less Other expenses by function, plus Depreciation and Amortization, divided by Financial costs. - Maintain a debt ratio of no more than 3, measured as Total liabilities divided by Equity. - Maintain an Equity higher than UF 770,000.
Borrowings, interest rate basis																																		possible increase of 100 bps in variable interest rates
Borrowing costs incurred																																	$ 897,857,000
Series E bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																		4.51%					4.51%
Series H bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																		4.27%					4.27%
Banco Mercantil Santa Cruz SA [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount													$ 6,180,400								$ 6,860,000
Borrowings, maturity	maturing on May 9, 2019												maturing on December 13, 2019								maturing on December 13, 2018	maturing on May 1, 2027
Series J Bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																		2.89%					2.89%
Banco del Estado de Chile [Member] | Bottom of range [member]
Disclosure of other financial liabilities [Line Items]
Non-current non-cash assets pledged as collateral for which transferee has right by contract or custom to sell or repledge collateral |																																							10,000,000
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount									$ 16,000,000,000
Borrowings, maturity		loan was renewed for 5 years, with maturity on July 27, 2022							period of 5 years, with maturity on July 27, 2017
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member] | Fixed interest rate [member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate		4.68%							6.86%
Compania Pisquera Chile S.A. [Member] | Banco del Estado de Chile [Member] | Effective Interest Rate [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate									7.17%
Compania Industrial Cervecera S.A. [Member] | Syndicated Bank Loan [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																											23.00%
Notional amount																								$ 183,330,000						$ 150,000,000
Borrowings, maturity																								September 15, 2019						April 20, 2018
Compania Industrial Cervecera S.A. [Member] | BBVA Bank French S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount														$ 90,000,000
Borrowings, maturity														November 18, 2017
Compania Industrial Cervecera S.A. [Member] | Banco de la Nacion Argentina [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																							20.00%														15.00%
Notional amount																							$ 60,000,000							$ 24,000,000							$ 140,000,000
Borrowings, maturity																							May 22, 2018							April 4, 2018							a period of 7 years, maturing on November 26, 2019
Loans received																																					$ 56,000,000
Borrowings, interest rate basis																														floating rate BADLAR in pesos plus a fixed spread of 500 basis points							floating rate BADLAR in pesos plus a fixed spread of 400 basis points
Borrowings, adjustment to interest rate basis																																					400.00%
Compania Cervecerias Unidas S.A. [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																								$ 18,043,633	659,199.6
Compania Cervecerias Unidas S.A. [Member] | Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																			3.95%
Notional amount |																			608,375
Borrowings, maturity																			maturity on February 5, 2048
Gross finance lease obligations |																																													688,635.63
Gain loss on building portion not leased																																						$ 3,108,950,000
Deferred liability on building portion not leased																																						$ 2,276,677
Finance lease liabilities																																		$ 10,403,632,000
Compania Cervecerias Unidas S.A. [Member] | Compania de Seguros de Vida Consorcio Nacional de Seguros S.A [Member] | Lease liabilities [member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																													7.07%
Compania Cervecerias Unidas S.A. [Member] | Series E bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																														4.00%
Description of minimum equity requirement																																		Maintain at the end of each quarter a minimum equity of ThCh$ 312,516,750
Compania Cervecerias Unidas S.A. [Member] | Series H bonds [Member]
Disclosure of other financial liabilities [Line Items]
Borrowings, interest rate																																4.25%
Description of finacial covenants																																		Not to make investments in facilities issued by related parties, except in the cases and under the terms established in the agreement.
Borrowing costs incurred																																$ 156,952,000
Description of production installed capacity in hectolitres for a year																																		Maintain a nominal installed capacity for the production manufacturing of beer and soft drinks, equal or higher altogether than 15.9 million hectolitres a year, except in the cases and under the terms of the contract.
Compania Cervecerias Unidas S.A. [Member] | Series H bonds [Member] | Indebtedness ratio [Member]
Disclosure of other financial liabilities [Line Items]
Financial Ratios Compliance Description																																		Maintain at the end of each quarter an indebtedness ratio measured over the consolidated financial statements not higher than 1.5, defined as the ratio of Total Adjusted Liabilities and Total Adjusted Equity.
Compania Cervecerias Unidas S.A. [Member] | Scotiabank Azul Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																				$ 60,000,000
Borrowings, maturity																				May 29, 2018
Compania Cervecerias Unidas S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount			$ 40,000,000
Borrowings, maturity			April 13, 2022
Compania Cervecerias Unidas S.A. [Member] | Banco de la Nacion Argentina [Member]
Disclosure of other financial liabilities [Line Items]
Loans received																																												$ 84,000,000
Cerveceria Kunstmann S.A. [Member] | Scotiabank Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount							$ 638,674																				$ 2,000,000		$ 1,000,000
Borrowings, maturity							September 4, 2016																				April 20, 2017		April 22, 2016
Cerveceria Kunstmann S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount					$ 4,000,000			$ 600,000,000		$ 500,000,000								$ 1,000,000
Borrowings, maturity					July 14, 2020			April 25, 2014		April 25, 2013								April 17, 2019
Borrowings Renewal Description								It was renewed for one year, maturing on April 25, 2015. Subsequently this loan was renewed for one year, maturing on April 27, 2016.		Subsequently this loan was renewed for one year, maturing on April 25, 2014. It was renewed for one year, maturing on April 25, 2015. Subsequently this loan was renewed for one year, maturing on April 27, 2016.
Cerveceria Kunstmann S.A. [Member] | Banco de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																									$ 400,000		$ 2,000,000				$ 1,000,000
Borrowings, maturity																									August 24, 2018		April 20, 2018				April 24, 2015
Vina San Pedro Tarapaca S.A [Member] | Scotiabank Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount														$ 11,600,000														$ 7,871,500														$ 15,000,000
Borrowings, maturity														June 18, 2021														June 18, 2018							July 3, 2019
Vina San Pedro Tarapaca S.A [Member] | Scotiabank Azul Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																																			$ 4,500,000
Borrowings, maturity																																			December 3, 2018
Vina San Pedro Tarapaca S.A [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount						€ 380,000										$ 3,500,000	$ 8,000,000																			$ 8,000,000
Borrowings, maturity						October 15, 2019										May 25, 2018	April 23, 2019																			July 3, 2018
Vina San Pedro Tarapaca S.A [Member] | Banco de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount				$ 7,271,000							$ 4,436,100	$ 10,000,000
Borrowings, maturity				July 3, 2017							July 11, 2016	July 7, 2016
Vina San Pedro Tarapaca S.A [Member] | Banco Consorcio [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount															$ 6,000,000
Borrowings, maturity															July 3, 2018
CCU-Nestle Chile S.A. [Member] | Banco del Estado de Chile [Member]
Disclosure of other financial liabilities [Line Items]
Notional amount																										$ 5,300,000
Borrowings, maturity																										November 22, 2016